Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 91,305
2027	91,305
2028	91,305
2029	22,826
Total future minimum lease payments	296,741
Less: imputed interest	(38,954)
Present value of lease liabilities	$ 257,787	$ 375,729